Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$74,484	$79,309	$69,578	$81,310
Commercial paper	20	20	-	-
Bank borrowings	1	1	1	1
Investment securities	2,450	2,450	2,218	2,218

Fair Value Leveling
	December 31, 2013
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,049	$-	$-	$1,049
International equities	563	-	-	563
Fixed income bonds	-	759	-	759
Asset Derivatives[1]
Interest rate swaps	-	191	-	191
Cross-currency swaps	-	1,951	-	1,951
Liability Derivatives[1]
Interest rate swaps	-	(7)	-	(7)
Cross-currency swaps	-	(519)	-	(519)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$873	$-	$-	$873
International equities	469	-	-	469
Fixed income bonds	-	837	-	837
Asset Derivatives[1]
Interest rate swaps	-	287	-	287
Cross-currency swaps	-	752	-	752
Foreign exchange contracts	-	1	-	1
Liability Derivatives[1]
Cross-currency swaps	-	(672)	-	(672)
[1]	Derivatives designated as hedging instruments are reflected as "Other Assets," "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" in our consolidated balance sheets.

Notional Amount Of Outstanding Derivative Positions
	2013	2012
Interest rate swaps	$4,750	$3,000
Cross-currency swaps	17,787	12,071
Foreign exchange contracts	-	51
Total	$22,537	$15,122

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives in the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2013	2012	2011
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(113)	$(179)	$10
Gain (Loss) on long-term debt	113	179	(10)

Cash Flow Hedging Relationships
For the year ended December 31,	2013	2012	2011
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$813	$432	$(219)
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	-	(167)
Interest income (expense) reclassified from accumulated OCI into income	(46)	(43)	(23)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	(2)	5	(10)